Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	21,921,333	1,446,094	201,867
Prepaid expenses and other current assets, net	293,993	748,596	104,500
Due from subsidiaries	14,593,117	50,399,981	7,035,568
Total current assets	36,808,443	52,594,671	7,341,935

Non-current assets:
Investment in subsidiaries	27,545,711	—	—
Total non-current assets	27,545,711	—	—
Total assets	64,354,154	52,594,671	7,341,935

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	—	1,709,343	238,615
Derivative liabilities	—	14,327	2,000
Warrant liabilities	—	1,892,623	264,200
Accrued expenses and other liabilities	363,360	838,156	117,003
Total current liabilities	363,360	4,454,449	621,818

Non-current liabilities:
Investment in deficits of subsidiaries	—	23,446,440	3,272,997
Total non-current liabilities	—	23,446,440	3,272,997
Total liabilities	363,360	27,900,889	3,894,814

Shareholders’ Equity
Class A ordinary shares (par value $0.0001 per share, 450,000,000 shares authorized, 14,707,073 and 16,105,132 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	9,922	10,923	1,611
Class B ordinary shares (par value $0.0001 per share, 50,000,000 shares authorized, 16,816,692 and 16,816,692 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	12,204	12,204	1,682
Additional paid-in capital	196,038,784	219,416,239	30,629,325
Accumulated deficit	(131,841,244)	(193,860,843)	(27,061,992)
Accumulated other comprehensive loss	(228,872)	(884,741)	(123,505)
Total Shareholders’ Equity	63,990,794	24,693,782	3,447,121

Total Liabilities and Shareholders’ Equity	64,354,154	52,594,671	7,341,935

Schedule of Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Income (Loss)

	For the Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD (Note 2)
Operating costs and expenses:
General and administrative expenses	—	(775,077)	(4,967,529)	(688,567)
Interest income, net	—	(56,424)	194,516	26,962
Loss on extinguishment of convertible notes	—	—	(7,174,958)	(1,001,586)
Changes in fair value of derivative liabilities	—	—	(1,031,558)	(144,000)
Changes in fair value of warrant liabilities	—	8,996,341	1,952,081	272,500
Share of (loss) profit of subsidiaries	(43,098,780)	5,086,913	(50,992,151)	(7,122,911)
Net (Loss) Income	(43,098,780)	13,251,753	(62,019,599)	(8,657,602)

Other comprehensive income (loss)
Foreign currency translation adjustments	5,118	(233,990)	(655,869)	(91,556)
Comprehensive (loss) income	(43,093,662)	13,017,763	(62,675,468)	(8,749,158)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD (Note 2)
Net cash used in operating activities	—	—	(4,732,113)	(660,577)
Net cash used in investing activities	—	(14,593,117)	(18,323,584)	(2,557,874)
Net cash provided by financing activities	—	36,011,851	535,186	74,709
Effect of exchange rate changes on cash and cash equivalents	—	502,599	2,045,272	285,509
Net change in cash and cash equivalents	—	21,921,333	(20,475,239)	(2,858,233)
Cash and cash equivalents at the beginning of the year	—	—	21,921,333	3,060,100
Cash and cash equivalents at the end of the year	—	21,921,333	1,446,094	201,867